Series G Preferred (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Jul. 12, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Preferred Stock, Value, Issued | $	$ 10.0
Warrant, Outstanding | shares	2,000,000
Warrant Term	3 years
Exercise Price of Warrants	$ 4.00
Preferred Stock, Contract Terms	Until the Company obtains the approval of its shareholders to do so, (i) the Series G Preferred Shares can only be converted into a maximum of 4,400,000 common shares and (ii) the Warrant may not be exercised.
Convertible Preferred Stock, Terms of Conversion	Each shareholder of the Series G Preferred Shares, may, at any time, convert all or any part of the Series G Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company
Preferred Stock, Redemption Price Per Share	$ 1,000
Preferred Stock, Conversion Basis	conversion price equal to the lower of (i) 80% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.75; however, in no event shall the conversion price be lower than $1.00 per share
Preferred Stock, Dividend Rate, Percentage	8.00%